Unaudited Quarterly Operating Results	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Operating Results [Abstract]
Unaudited Quarterly Operating Results
Note 20: Unaudited Quarterly Operating Results

Unaudited quarterly operating results were as follows:

	2011 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,501.3	$1,741.1	$1,685.9	$2,030.7
Revenues less cost of sales (exclusive of depreciation and amortization)	$443.4	$527.7	$549.3	$600.2
Other costs	$8.9	$20.1	$34.2	$114.2
Net income	$109.5	$148.0	$164.5	$99.9
Earnings per share:
Basic	$0.45	$0.60	$0.67	$0.41
Diluted	$0.43	$0.59	$0.67	$0.40

	2010 (quarter ended)
(dollars in millions, except per share data)	March 31,	June 30,	September 30,	December 31,

Revenues	$1,346.7	$1,452.7	$1,527.1	$1,808.3
Revenues less cost of sales (exclusive of depreciation and amortization)	$432.6	$468.0	$478.4	$543.4
Other costs	$10.3	$18.4	$10.4	$8.1
Net income	$120.4	$129.2	$148.7	$164.6
Earnings per share:
Basic	$0.49	$0.53	$0.61	$0.68
Diluted	$0.48	$0.52	$0.61	$0.66